Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP

Condensed Consolidated Statements of Income Information

For the year ended December 31, 2018	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$443	$38,994	$434	$(899)	$38,972	$62
Net income (loss) attributed to shareholders	4,800	5,076	(419)	(4,657)	4,800	22

For the year ended December 31, 2017	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$182	$58,445	$270	$(574)	$58,323	$29
Net income (loss) attributed to shareholders	2,104	2,467	(257)	(2,210)	2,104	6

Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP

Condensed Consolidated Statements of Financial Position

As at December 31, 2018	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$21	$353,632	$11	$–	$353,664	$11
Total other assets	54,346	83,523	3	(54,474)	83,398	1,059
Segregated funds net assets	–	313,209	–	–	313,209	–
Insurance contract liabilities	–	328,654	–	–	328,654	–
Investment contract liabilities	–	3,265	–	–	3,265	–
Segregated funds net liabilities	–	313,209	–	–	313,209	–
Total other liabilities	8,403	50,043	–	(454)	57,992	833

As at December 31, 2017	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$21	$334,191	$10	$–	$334,222	$ 5
Total other assets	48,688	71,180	4	(48,868)	71,004	1,033
Segregated funds net assets	–	324,307	–	–	324,307	–
Insurance contract liabilities	–	304,605	–	–	304,605	–
Investment contract liabilities	–	3,126	–	–	3,126	–
Segregated funds net liabilities	–	324,307	–	–	324,307	–
Total other liabilities	7,696	48,145	–	(509)	55,332	831

Schedule of Pledged Assets

The amounts pledged are as follows.

	2018		2017
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$3,655	$102	$3,189	$44
Regulatory requirements	412	84	398	86
Real estate	–	–	–	2
Repurchase agreements	64	–	228	–
Non-registered retirement plans in trust	–	420	–	412
Other	3	301	3	271
Total	$4,134	$907	$3,818	$815